LEASES (Tables)	12 Months Ended
Aug. 31, 2023
Leases [Abstract]
Schedule of Lease Costs
As of August 31, 2023 and 2022, we had no material finance leases. Operating lease expense is recorded on a straight-line basis over the lease term. Lease costs are as follows:

	Fiscal
	2023	2022
Operating lease cost	$868,082	$769,806
Variable lease cost	213,078	187,087
Sublease income	(17,061)	(16,804)
Total	$1,064,099	$940,089

Schedule of Supplemental Lease Information	Supplemental information related to operating lease transactions is as follows:

	Fiscal
	2023	2022
Lease liability payments	$768,797	$730,815
Lease assets obtained in exchange for liabilities	434,179	690,767

Schedule of Lease Maturity
The following maturity analysis presents future undiscounted cash outflows (inflows) for operating leases as of August 31, 2023:

	Lease Payments	Sublease Receipts
2024	$705,584	$(12,793)
2025	608,099	(9,827)
2026	475,299	(6,960)
2027	375,738	(6,397)
2028	292,983	(6,301)
Thereafter	939,243	(6,268)
Total lease payments (receipts)	$3,396,946	$(48,546)
Less interest	(395,815)
Total lease liabilities	$3,001,131